Fair Value Measurements (Details) - BOLT THREADS, INC. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Line Items]
Remeasurement of the convertible notes totaling loss	$ 0.3	$ 0.0
Related party convertible notes	0.1	0.0
Remeasurement of the share-based termination liability	0.3	0.0
Preferred stock warrant liability	0.1	$ 1.0
Convertible Notes [Member]
Fair Value Measurements [Line Items]
Convertible notes principal amount	$ 17.0